Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Schedule of inventories
	2017	2016	2015
	£’000	£’000	£'000

Work in progress	-	-	230
Finished goods	941	817	229
Total inventories	941	817	459